SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of reconciliation of Class A ordinary shares subject to redemption reflected in the balance sheet

Class A ordinary shares subject to possible redemption — January 1, 2023	$234,364,451
Less:
Redemption of ordinary shares	(208,978,864)
Plus:
Increase in redemption value of Class A ordinary shares subject to redemption	6,054,941
Class A ordinary shares subject to possible redemption — December 31, 2023	$31,440,528

Schedule of calculation of basic and diluted net income per ordinary share

	For the Year
	Ended December 31,
	2023	2022
Class A Ordinary Shares subject to possible redemption
Numerator: Net income allocable to Class A ordinary shares (Redeemable)	$2,528,027	$7,429,442
Denominator: Weighted Average Class A ordinary shares (Redeemable)
Basic and diluted weighted average shares outstanding	9,753,411	23,000,000
Basic and diluted net income per share	$0.26	$0.32
Class A (non-redeemable) and Class B Ordinary Shares
Numerator: Net income allocable to Class A ordinary shares (non-redeemable) and Class B ordinary shares	1,490,366	1,857,361
Denominator:
Weighted Average Class A (non-redeemable) and Class B ordinary shares — Basic and diluted weighted average shares outstanding	5,750,000	5,750,000
Basic and diluted net income per share	$0.26	$0.32